INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 21,885
Balance at end of year	14,854
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,885
Balance at end of year	14,854
Net Book Value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,696
Balance at end of year	14,543
Net Book Value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	189
Balance at end of year	311
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22,593
Additions during year	181
Deletions during year	450
Balance at end of year	22,324
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,792
Additions during year	0
Deletions during year	450
Balance at end of year	21,342
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	801
Additions during year	181
Deletions during year	0
Balance at end of year	982
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	708
Additions during year	59
Deletions during year	6,703
Balance at end of year	7,470
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	96
Additions during year	0
Deletions during year	6,703
Balance at end of year	6,799
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	612
Additions during year	59
Deletions during year	0
Balance at end of year	$ 671